REVENUE - Disaggregation of Revenue (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 13,916	$ 15,073
Operating segments | Wireless
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	8,530	9,250
Operating segments | Wireless | Service revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	6,579	7,156
Operating segments | Wireless | Equipment revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	1,951	2,094
Operating segments | Cable
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	3,946	3,954
Operating segments | Cable | Service revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	3,936	3,940
Operating segments | Cable | Equipment revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	10	14
Operating segments | Media
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	1,606	2,072
Corporate items and intercompany eliminations
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ (166)	$ (203)